Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Summary of Roll-forward of Lease Right-of-use Assets
Below is the roll-forward of lease right-of-use assets:

Right of use assets
(in € millions)
Cost
At January 1, 2021	581
Increases	23
Decreases	(2)
Exchange differences	30
At December 31, 2021	632
Increases	20
Exchange differences	23
At December 31, 2022	675
Accumulated depreciation
At January 1, 2021	(137)
Depreciation charge	(53)
Decreases	2
Exchange differences	(7)
At December 31, 2021	(195)
Depreciation charge	(59)
Exchange differences	(4)
At December 31, 2022	(258)
Cost, net accumulated depreciation
At December 31, 2021	437
At December 31, 2022	417

Summary of Roll-forward of Lease Liabilities
Below is the roll-forward of lease liabilities:

Lease liabilities	2022	2021
	(in € millions)
At January 1	623	608
Increases	20	23
Payments (1)	(96)	(85)
Interest expense	41	40
Lease incentives received (1)	2	7
Increases in lease incentives receivable	—	(2)
Exchange differences	23	32
At December 31	613	623
(1)Included within the consolidated statement of cash flows

Summary of Maturity Analysis of Lease Liabilities
Below is the maturity analysis of lease liabilities:

Lease liabilities	December 31, 2022
Maturity Analysis	(in € millions)
Less than one year	98
One to five years	367
More than five years	376
Total lease commitments	841
Impact of discounting remaining lease payments	(226)
Lease incentives receivable	(2)
Total lease liabilities	613
Lease liabilities included in the consolidated statement of financial position
Current	58
Non-current	555
Total	613